Subsequent Events (Details) - Forecast [Member]	Mar. 27, 2025 $ / shares shares
Subsequent events [Line Items]
Ordinary shares, issued	18,300,000
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Class A Ordinary Shares [Member]
Subsequent events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 62.5000000
Number of vote per share	1
Shares authorized	581,700,000
Class A Ordinary Shares [Member] | Valuable Fortune Limited [Member]
Subsequent events [Line Items]
Repurchase of shares	4,640,000
Class B Ordinary Shares [Member]
Subsequent events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000625
Number of vote per share	20
Shares authorized	200,000,000
Class B Ordinary Shares [Member] | Valuable Fortune Limited [Member]
Subsequent events [Line Items]
Issuance of shares	4,640,000